Stradley, Ronon, Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, Pennsylvania 19103-7198
(215) 564-8000

December 18, 2015

VIA EDGAR TRANSMISSION

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

RE:	Academy Funds Trust (the “Registrant”) File No. 811-22135

Dear Sir or Madam:

Enclosed for filing, pursuant to the Securities Act of 1933, as amended (“1933 Act”), is the registration statement on Form N-14 (“Registration Statement”) of the Registrant.  This Registration Statement is being filed to register Investor Class shares of the Innovator McKinley Income Fund (the “Innovator Fund”), a series of the Registrant, that will be issued to shareholders of the McKinley Diversified Income Fund (the “Diversified Income Fund”), a series of Professionally Managed Portfolios, in connection with a transfer of all of the assets and liabilities of the Diversified Income Fund to the Innovator Fund, pursuant to an Agreement and Plan of Reorganization, which is included in the Registration Statement.  It is proposed that this filing will become automatically effective on January 17, 2016, pursuant to Rule 488 under the 1933 Act.  A definitive Combined Proxy Statement/Prospectus will be filed and mailed with the prospectus and statement of additional information of the Investor Class shares of the Innovator Fund to Diversified Income Fund shareholders shortly thereafter.

Each of the annual and semi-annual reports for the Diversified Income Fund and the Innovator Fund for the fiscal periods ended November 30, 2014 and May 31, 2015, respectively, have been filed with the U.S. Securities and Exchange Commission via EDGAR, and are incorporated by reference into the Registration Statement.

The Registrant has registered an indefinite number of shares pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. Therefore, no filing fee is due at this time.

If you have any questions or comments regarding this filing, please call me at (215) 564-8099 or Brian Crowell at (215) 564-8082.

Very truly yours, /s/ Jonathan M. Kopcsik Jonathan M. Kopcsik